Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of lease liability and right of use asset

Office Lease
USD thousands
Balance as at January 1, 2019	0
Depreciation on right-to-use assets	(194)
Change during the year	400
Balance as at December 31, 2019	206

Balance as at January 1, 2020	206
Depreciation on right-to-use assets	(233)
Change during the year	817
Balance as at December 31, 2020	790

Schedule of maturity analysis of the group's lease liabilities
December 31,
2020
USD thousands
Less than one year	210
One to five years	840

Total	1,050

Short-term lease liability	207

Long-term lease liability	688

Schedule of recognized in profit or loss
	2020	2019
	USD thousands	USD thousands
Interest expenses on lease liability	41	45

2018
USD thousands
Lease payments recognized as an expense	209